Share-Based Compensation - Schedule of Share-Based Compensation, Restricted Share Units, Activity (Detail) - Restricted Share Units (RSUs) [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Sep. 30, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Unvested restricted share units, Beginning balance | shares	28,086
Number of Shares, Restricted share units granted | shares	20,111
Number of Shares, Restricted share units vested | shares	(4,164)
Number of Shares, Unvested restricted share units, Ending balance | shares	44,033
Weighted Average Grant Date Fair Value, Unvested restricted share units, Beginning balance | $ / shares	$ 15.63
Weighted Average Grant Date Fair Value, Restricted share units granted | $ / shares	24.86
Weighted Average Grant Date Fair Value, Restricted share units vested | $ / shares	10.00
Weighted Average Grant Date Fair Value, Unvested restricted share units, Ending balance | $ / shares	$ 20.38
Intrinsic Value, Unvested restricted share units | $	$ 629
Intrinsic Value, Restricted share units granted | $	500
Intrinsic Value, Restricted share units vested | $	109
Intrinsic Value, Unvested restricted share units | $	$ 1,251